Leasing Activities - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended				12 Months Ended	3 Months Ended
	Sep. 30, 2012	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 1994	Dec. 31, 2012 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member] Minimum [Member]	Mar. 31, 2013 Subsequent Event [Member] Maximum [Member]
Leases [Line Items]
Lease investments			$ 1,200,000,000	$ 1,300,000,000
Aggregate cash proceeds			202,000,000	161,000,000			873,000,000
Lease termination payments			520,000,000	423,000,000			2,000,000,000
Pre-tax gain	39,000,000	39,000,000	39,000,000	39,000,000			3,000,000
Reversal of permanent tax benefits			16,000,000	22,000,000
After-tax gain	9,000,000	3,000,000	9,000,000	3,000,000
Income tax provision at statutory federal rate			14,000,000	14,000,000
Pre-tax charge due to tax law change				7,000,000	2,000,000
After-tax effect of revised lease rerun								355,000,000	380,000,000
Minimum lease payment receivable, 2013			0
Minimum lease payment receivable, 2014			0
Minimum lease payment receivable, 2015			0
Minimum lease payment receivable, 2016			0
Minimum lease payment receivable, 2017			0
Minimum lease payment receivable, thereafter			1,237,000,000
Present value of future minimum lease payments						152,000,000
Semi-annual payments			8,000,000
Description of lease term			Over a 25-year period that began in December 1994
Guaranteed residual value due at end of lease term			1
Approximate annual commitments, 2013			15,000,000
Approximate annual commitments, 2014			15,000,000
Approximate annual commitments, 2015			15,000,000
Approximate annual commitments, 2016			15,000,000
Approximate annual commitments, 2017			15,000,000
Approximate annual commitments, thereafter			32,000,000
Rental expense for operating leases			52,000,000	46,000,000	45,000,000
Future minimum operating lease payments, 2013			43,000,000
Future minimum operating lease payments, 2014			40,000,000
Future minimum operating lease payments, 2015			38,000,000
Future minimum operating lease payments, 2016			36,000,000
Future minimum operating lease payments, 2017			35,000,000
Future minimum operating lease payments, thereafter			$ 369,000,000